Balances and Transactions with Related Parties - Composition of the transactions (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 23, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 28, 2018
Balances and Transactions with Related Parties
Percentage of profit before tax contribution to non profit organization		0.70%
Other related parties
Balances and Transactions with Related Parties
Dividends paid/received		€ (113,000)	€ (40,000)	€ (266,000)
Rendering of services		(25,000)	(5,000)	(2,000)
Payments for rights of use		(7,000)	(7,000)	(7,000)
Scranton Enterprises, B.V.
Balances and Transactions with Related Parties
Interest Credits		8,000	9,000	8,000
Finance Agreements: Credits				15,000
Scranton Enterprises, B.V. | Euribor
Balances and Transactions with Related Parties
Adjustment to interest rate basis on loan to related party					2.00%
Scranton Plasma B.V.
Balances and Transactions with Related Parties
Interest Cash-pooling		7,000	10,000	22,000
Finance Agreements: Cash-pooling		47,000	45,000	30,000
Dividends paid/received		(113,000)	(40,000)	(266,000)
Shares acquisition			(35,000)
Rendering of services		(11,000)
Scranton Plasma B.V. | BPC Plasma, Inc
Balances and Transactions with Related Parties
Dividends paid/received		(26,000)	(40,000)	€ (266,000)
Term considered for dividend distribution				4 years
Scranton Plasma B.V. | Haema GmbH
Balances and Transactions with Related Parties
Dividends paid/received		€ (87,000)
Scranton Plasma B.V. | Euribor
Balances and Transactions with Related Parties
Adjustment to interest rate basis on loan to related party		0.75%
Probitas Fundacion Privada
Balances and Transactions with Related Parties
Management and collaboration contracts		€ (5,000)	(3,000)	€ (1,000)
Fundacion Privada Victor Grifols Lucas
Balances and Transactions with Related Parties
Management and collaboration contracts			(1,000)
Centurion Real State, S.A.U
Balances and Transactions with Related Parties
Payments for rights of use		(7,000)	(7,000)	(7,000)
Jose Antonio Grifols Lucas Foundation
Balances and Transactions with Related Parties
Management and collaboration contracts		(1,000)	(1,000)	(1,000)
Marca Grifols, S.L.
Balances and Transactions with Related Parties
Royalties	€ 187	(8,000)
Term of period in which license to use the brand name	99 years
Percentage of annual license fee	0.10%
Amount of annual license fee			€ 8,000	€ 7,000
Term used for calculation proportional share of annual fee	9 days
Marca Grifols, S.L. | Ralledor Holding Spain, S.L.
Balances and Transactions with Related Parties
Percentage of equity interest acquired by entity	33.00%
Endo Operations Limited
Balances and Transactions with Related Parties
Rendering of services		€ 1,000